CAPITAL MANAGEMENT INVESTMENT TRUST
                            116 South Franklin Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                  888-626-3863

                                  April 2, 2004


VIA EDGAR
=========


Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Capital Management Investment Trust ("Trust") (File Nos. 33-85242 and 811-08822); on behalf of the Trust's Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund ("Funds"), each a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and the statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, which was filed electronically on March 30, 2004.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212, or Julian G. Winters at (252) 972-9922, extension 215.


Sincerely,
Capital Management Investment Trust

/s/ C. Frank Watson III
C. Frank Watson III
Secretary


CC:  Peter J. Shea, Esq.
     Parker, Poe, Adams and Bernstein L.L.P.
     Three Wachovia Center
     401 South Tryon Street, Suite 3000
     Charlotte, NC  28202